Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt
Schedule of debt

	December 31, 2022
	Debt excl.	Debt
Skr mn	debt securities issued	securities issued	Total
Exchange-rate related contracts	—	8,714	8,714
Interest rate related contracts	7,153	299,240	306,393
Equity related contracts	—	10,797	10,797
Contracts related to raw materials, credit risk etc.	—	366	366
Total debt outstanding	7,153	319,117	326,270

					Other
of which denominated in:	Skr	USD	JPY	EUR	currencies	Total
	13,656	238,055	17,596	32,664	24,299	326,270

	December 31, 2021
	Debt excl. debt securities	Debt securities
Skr mn	issued	issued	Total
Exchange-rate related contracts	—	25,112	25,112
Interest rate related contracts	15,230	254,298	269,528
Equity related contracts	—	223	223
Contracts related to raw materials, credit risk etc.	—	137	137
Total debt outstanding	15,230	279,770	295,000

					Other
of which denominated in:	Skr	USD	JPY	EUR	currencies	Total
	24,672	202,158	20,852	19,841	27,477	295,000

Schedule of borrowing programs

Skr mn	December 31, 2022	December 31, 2021
Medium-term note program:
Unlimited Euro Medium-Term Note Program	96,474	107,597
Unlimited SEC-registered U.S. Medium-Term Note Program	186,138	159,393
Unlimited Swedish Medium-Term Note Program	452	429
Unlimited MTN/STN AUD Debt Issuance Program	4,297	4,417
Commercial paper program:
USD 3,000,000,000 U.S. Commercial Paper Program	19,412	1,806
USD 4,000,000,000 Euro-Commercial Paper Program	6,283	1,355
1	Amortized cost excluding fair value adjustments.

Schedule of liabilities in financing activities

Liabilities in financing activities

			Non-cash items
Skr mn	January 1, 2022	Cash Flow	Exchange rate difference	Unrealized changes in fair value		Accrued interest	December 31, 2022
Senior debt	295,000	10,793	33,075	-12,598		—	326,270
Lease liability	153	-23	0	16	[1]	1	147
Derivatives, net	6,310	9,770	-7,591	-5,606		—	2,883
Total liabilities in financing activities	301,463	20,540	25,484	-18,188		1	329,300

			Non-cash items
Skr mn	January 1, 2021	Cash Flow	Exchange rate difference	Unrealized changes in fair value		Accrued interest	December 31, 2021
Senior debt	287,462	-10,958	22,588	-4,092		—	295,000
Lease liability	19	-24	—	157	[1]	1	153
Derivatives, net	17,832	-1,523	-7,589	-2,410		—	6,310
Total liabilities in financing activities	305,313	-12,505	14,999	-6,345		1	301,463